Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 7,405	¥ (30)	¥ 16,767
Ineffective portion recorded in income	107	90	47
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	7,405	(30)	16,767
Ineffective portion recorded in income	¥ 107	¥ 90	¥ 47